Forendo In-Licensing Agreement (FY) (Details) - USD ($) $ in Millions	1 Months Ended			2 Months Ended
	Jan. 31, 2016	Apr. 30, 2015	Oct. 31, 2014	Mar. 01, 2018
Common Stock
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Issuance of common stock (shares)	252,842
Forendo License Agreement | Subsequent Event
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Proceeds from termination of licensing agreement				$ 0.2
Expected future proceeds from termination of licensing agreement				$ 0.6
Forendo License Agreement | Option to Purchase a Drug Product
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Payment of license fees		$ 2.5	$ 5.0
Maximum product license agreement, regulatory milestone payment			42.5
Maximum product license agreement, commercial milestone payment			$ 260.0
Forendo License Agreement | Option to Purchase a Drug Product | Minimum
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty rate based on sales of product in the U.S. (percent)			10.00%
Forendo License Agreement | Option to Purchase a Drug Product | Maximum
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty rate based on sales of product in the U.S. (percent)			20.00%
Forendo License Agreement | Option to Purchase a Drug Product | Common Stock
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Issuance of common stock (shares)			3,600,000
Issuance of common stock, value			$ 5.9